CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 317,220	$ 289,016	$ 297,141
Voyage Expenses	(141,770)	(165,012)	(142,465)
Vessel Operating Expenses	(66,033)	(80,411)	(87,663)
Impairment Loss on Vessels	0	(2,168)	(110,480)
Impairment Loss on Goodwill	0	0	(18,979)
Loss on Disposal of Vessels	0	(6,619)	0
General and Administrative Expenses	(13,481)	(12,727)	(12,575)
Depreciation Expense	(63,965)	(60,695)	(100,669)
Net Operating Income (Loss)	31,971	(38,616)	(175,690)
Interest Income	298	334	347
Interest Expense	(38,390)	(34,549)	(20,464)
Other Financial Expense	(4,160)	(14,729)	(644)
Total Other Expenses	(42,252)	(48,944)	(20,761)
Net Loss Before Income Taxes and Equity Loss	(10,281)	(87,560)	(196,451)
Income Tax Expense	(71)	(79)	(83)
Equity Loss from Associate	0	(7,667)	(8,435)
Net Loss	$ (10,352)	$ (95,306)	$ (204,969)
Basic and Diluted Loss per Share (in dollars per share)	$ (0.07)	$ (0.67)	$ (1.97)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	142,571,361	141,969,666	103,832,680
Cash Dividends per Share (in dollars per share)	$ 0.10	$ 0.07	$ 0.53